UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 29, 2000

Check here if Amendment: [_]; Amendment Number: ____

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:     Van Eck Associates Corporation
Address:  99 Park Avenue, 8th Floor
          New York, NY 10016

Form 13F File Number: 28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex Bogaenko
Title: Controller
Phone: (212) 293-2052

Signature, Place, and Date of Signing:

/s/ Alex Bogaenko                New York, NY                February 14, 2001
    [Signature]                  [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     90

Form 13F Information Table Value Total:     $137,909,137.1
                                              (thousands)


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

SEC FORM 13F             REPORTING MANAGER: VAN ECK ASSOCIATES CORP                          12/29/00         SEC USE ONLY

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ITEM 1:                          ITEM 2:         ITEM 3:    ITEM 4:       ITEM 5:   ITEM 6:           ITEM 7:            ITEM 8:
                                                                                                              VOTING
                                                                                  INVESTMENT                  AUTHORITY
                                                                                  DISCRETION                            (SHARES)
                                                                                  ---------------------       ----------------------
                                                                                           (b)
                                                                                         SHARED-        MANA-
                                                              FAIR       SHARES OR   (a)   As     (c)   GERS             (b)    (c)
                                                             MARKET      PRINCIPAL  SOLE defined SHARED  SEE   (a)SOLE  SHARED- NONE
NAME OF ISSUER               TITLE OF CLASS      CUSIP #      VALUE        AMOUNT        in Inst. OTHER INSTR
                                                             $(000)                         V             V
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATION            COMMON        000886101         363        20,000.00   X                         20,000
AK STEEL HOLDING                 COMMON        001547108       2,511       286,948.30   X                        286,948
AMB PROPERTY CORPORATION         COMMON        00163T109       1,652        64,000.00   X                         64,000
ASA  LTD                         COMMON        002050102       2,986       195,000.00   X                        195,000
AGNICO EAGLE MINEING             COMMON        008474108       3,494       582,300.00   X                        582,300
ALCOA INC                        COMMON        013817101       2,490        74,320.40   X                         74,320
AMERICAN EXPRESS                 COMMON        025816109         412         7,500.00   X                          7,500
AMERICAN INTERNATIONAL           COMMON        026874107         739         7,500.00   X                          7,500
ANADARKO PETROLEUM               COMMON        032511107       2,545        35,800.00   X                         35,800
ANGLOGOLD LIMITED            SPONSORED ADR     035128206       6,996       468,359.00   X                        468,359
APACHE CORP.                     COMMON        037411105       2,915        41,600.00   X                         41,600
APARTMENT INVESTMENT            CLASS A        03748R101         100         2,000.00   X                          2,000
Arch Coal                        COMMON        039380100         452        32,000.00   X                         32,000
Archstone Communities          SH BEN INT      039581103         129         5,000.00   X                          5,000
AVALONBAY COMMUNITIES            COMMON        053484101         175         3,500.00   X                          3,500
BP Amoco PLC - Spons ADR     SPONSORED ADR     055622104       2,114        44,150.00   X                         44,150
BARRICK GOLD CORP                COMMON        067901108      15,307       934,471.00   X                        934,471
BATTLE MOUNTAIN GOLD             COMMON        071593107       2,596     1,538,500.00   X                      1,538,500
BEDFORD PROPERTY             COM PAR $0.02     076446301         557        27,500.00   X                         27,500
BOISE CASCADE CORP               COMMON        097383103       1,463        43,500.00   X                         43,500
BOSTON PROPERTIES                COMMON        101121101       3,164        72,735.00   X                         72,735
BRANDYWINE REALTY              SH BEN INT      105368203       1,684        81,400.00   X                         81,400
BROADWING INC                    COMMON        111620100         228        10,000.00   X                         10,000
BURLINGTON RESOURCES             COMMON        122014103       1,631        32,300.00   X                         32,300
CAMDEN PROPERTY                SH BEN INT      133131102          67         2,000.00   X                          2,000
CENTRAL FUND CANADA CL A        CLASS A        153501101       2,104       660,000.00   X                        660,000
CHEVRON CORP                     COMMON        166751107       1,072        12,700.00   X                         12,700
CISCO SYSTEMS                    COMMON        17275R102         344         9,000.00   X                          9,000
CLEAR CHANNEL COM.               COMMON        184502102         363         7,500.00   X                          7,500
COMINCO LTD                      COMMON        200435105         924        55,300.00   X                         55,300
Buenaventura ADR's        SPONSORED ADR SER B  204448104         769        53,000.00   X                         53,000
COOPER CAMERON CORP              COMMON        216640102       1,379        20,880.00   X                         20,880
CORNING INC.                     COMMON        219350105         423         8,000.00   X                          8,000
COSTCO WHOLESALE                 COMMON        22160K105         399        10,000.00   X                         10,000
CRESCENT                         COMMON        225756105       1,288        57,900.00   X                         57,900
DEVELOPERS DIVERS                COMMON        251591103          67         5,000.00   X                          5,000
DEVON ENERGY CORP                COMMON        25179M103       3,741        61,350.00   X                         61,350
DIAMOND OFFSHORE                 COMMON        25271C102       1,224        30,600.00   X                         30,600
DUKE REALTY INVEST               COMMON        264411505          86         3,500.00   X                          3,500
DURBAN ROODEPORT             SPONSORED ADR     266597301         125       190,624.00   X                        190,624
EMC CORP.                        COMMON        268648102         399         6,000.00   X                          6,000
ENSCO INTERNATIONAL              COMMON        26874Q100       3,464       101,700.00   X                        101,700
EOG RESOURCES INC                COMMON        26875P101       2,658        48,600.00   X                         48,600
ENRON CORPORATION                COMMON        293561106       1,155        13,900.00   X                         13,900
EQUITY OFFICE PROPERTIES         COMMON        294741103       3,511       107,616.67   X                        107,617
EQUITY RESIDENTIA              SH BEN INT      29476L107       2,251        40,700.00   X                         40,700
EXXON MOBIL CORP                 COMMON        30231G102       2,011        23,136.12   X                         23,136
FEDERAL REALTY INC             SH BEN INT      313747206          76         4,000.00   X                          4,000
GABLES RESIDENTIAL             SH BEN INT      362418105          84         3,000.00   X                          3,000
GENENTECH INC                    COMMON        368710406         391         4,800.00   X                          4,800
GENERAL ELECTRIC                 COMMON        369604103         283         5,900.00   X                          5,900
GENERAL GROWTH PROPERTIES        COMMON        370021107         116         3,200.00   X                          3,200
GEORGIA PACIFIC CORP         COM GA PAC GRP    373298108         514        16,500.00   X                         16,500
GLAMIS GOLD LTD                  COMMON        376775102       2,005     1,234,000.00   X                      1,234,000
GLOBAL MARINE INC                COMMON        379352404       2,918       102,850.00   X                        102,850
GOLD FIELDS OF S.A.          SPONSORED ADR     380597500           1         4,000.00   X                          4,000
GOLD FIELDS LTD A            SPONSORED ADR     38059T106       9,798     2,799,390.00   X                      2,799,390
Golden Cycle Gold Corp           COMMON        380894105         250        50,000.00   X                         50,000
GOLDCORP INC. CL.                COMMON        380956409       4,546       749,800.00   X                        749,800
Grant Pridco                     COMMON        38821G101         878        40,000.00   X                         40,000
GRUPO TELEVISA SA        SPONSORED ADR REP ORD 40049J206         270         6,000.00   X                          6,000
GRUPO ELEKTRA SA-            GLOBL DEP RCPT    40050A102         825       100,000.00   X                        100,000
HS Resources                     COMMON        404297103          97         2,300.00   X                          2,300
HALLIBURTON CO                   COMMON        406216101         105         2,900.00   X                          2,900
HARMONY GOLD MINING          SPONSORED ADR     413216300       3,226       688,203.00   X                        688,203
HIGHLANDS INSURANCE              COMMON        431032101          27         3,000.00   X                          3,000
HOME DEPOT                       COMMON        437076102         343         7,500.00   X                          7,500
HOMESTAKE MINING                 COMMON        437614100      11,238     2,683,740.00   X                      2,683,740
HONEYWELL INTERNATIONAL          COMMON        438516106         597        12,625.00   X                         12,625
HOST MARRIOTT CORP               COMMON        44107P104       2,219       171,550.00   X                        171,550
India Fund Inc                   COMMON        454089103          24         2,000.00   X                          2,000
INTERNATIONAL PAPER              COMMON        460146103       2,122        52,000.00   X                         52,000
JDS  UNIPHASE CORP               COMMON        46612J101         313         7,500.00   X                          7,500
KILROY REALTY CORP               COMMON        49427F108         434        15,200.00   X                         15,200
LIBERTY PROPERTY TRUST         SH BEN INT      531172104         100         3,500.00   X                          3,500
LILLY (ELI) & CO.                COMMON        532457108         698         7,500.00   X                          7,500
MACERICH COMPANY                 COMMON        554382101          38         2,000.00   X                          2,000
MARSH & MCLENNAN                 COMMON        571748102         878         7,500.00   X                          7,500
MERCK & CO.                      COMMON        589331107         749         8,000.00   X                          8,000
MERCURY INTERACTIVE              COMMON        589405109         451         5,000.00   X                          5,000
MORGAN ST DEAN WITTER            COMMON        617446448         317         4,000.00   X                          4,000
USX MARATHON GROUP               COMMON        902905827       1,385        49,900.00   X                         49,900
USX US STEEL GROUP               COMMON        90337T101         252        14,000.00   X                         14,000
UNITED TECHNOLOGIES CORP         COMMON        913017109         393         5,000.00   X                          5,000
VIACOM INC.                     CLASS B        925524308         457         9,765.00   X                          9,765
VORNADO REALTY TRUST           SH BEN INT      929042109         125         3,250.00   X                          3,250
WESTFIELD AMERICA Inc.           COMMON        959910100         108         7,500.00   X                          7,500
WEYERHAEUSER CO                  COMMON        962166104         548        10,800.00   X                         10,800
WILLAMETTE INDUST.               COMMON        969133107         610        13,000.00   X                         13,000
FLEXTRONICS INTL.               ORDINARY       Y2573F102         576        20,200.00   X                         20,200

                                                           ---------
                                                            $137,909
                                                           ---------